Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories, Net of Allowance for Obsolete and Slow-Moving Goods

Inventories, shown net of an allowance for obsolete and slow-moving goods, can be analyzed as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Raw materials	138,566	115,603
Semi-finished products	50,970	53,462
Finished products	99,675	96,178
Provision for slow moving and obsolescence	(20,964)	(20,026)
Total inventories	268,247	245,217

Changes in Provision for Slow Moving and Obsolete Inventories

Changes in the provision for slow moving and obsolete inventories are as follows:

	2025	2024
	(EUR thousand)
At January 1	20,026	18,142
Provision	9,015	1,910
Utilizations and other changes	(8,077)	(26)
At December 31	20,964	20,026